REVENUES (Schedule of long-lived assets by geographical location) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 52,286	$ 52,729
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	36,982	37,790
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 15,304	$ 14,939